Revenue - Reconciliation of Disaggregation of Revenue (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	$ 18,192	$ 1,417	$ 35,160	$ 48,399
Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	16,462	1,417	33,085	48,399
Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	1,730		2,075
Point-in-time
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	17,035	325	33,903	26,361
Point-in-time | Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	15,625	325	31,993	26,361
Point-in-time | Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	1,410		1,910
Over time
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	1,157	1,092	1,257	22,038
Over time | Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	837	$ 1,092	1,092	$ 22,038
Over time | Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	$ 320		$ 165